Commitments and Contingencies	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

21. COMMITMENTS AND CONTINGENCIES

Commitments

The assets pledged as collaterals for loans of the Group is discussed in Note 13. BANK BORROWINGS.

The following table sets forth the Group’s contractual obligations as of June 30, 2024:

	Payment due by period
	Total		Less than 1 year	1-3 years	3-5 years	More than 5 years
	RMB	US$
	(Unaudited)
Long-term bank borrowings (i)	9,000	1,238	9,000	-	-	-
Short-term bank borrowing	5,000	688	5,000	-	-	-
Operating lease liabilities (ii)	6,865	945	1,053	3,548	1,707	557
Payable to Wuyi (iii)	5,200	716	5,200	-	-	-
Total	26,065	3,587	20,253	3,548	1,707	557

(i)	Youxu Zibo’s commitment for long-term bank borrowings as of June 30, 2024 is discussed in Note 13. BANK BORROWINGS.

(ii)	Our commitment for minimum lease payments under the remaining operating leases as of June 30, 2024, 2022 is discussed in Note 15. LEASES.

(iii)	ZJ Youguan’s commitment for loan payable to WuYi Transportation Construction as of June 30, 2024 is discussed in Note 14. ACCRUED EXPENSES AND OTHER LIABILITIES and Note 22. SUBSEQUENT EVENTS.

Other than as shown above, the Group did not have any significant capital and other commitments, long-term obligations or guarantees as of June 30, 2024.

Contingencies

The Group is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Group does not anticipate that the final outcome arising out of any such matter will have a material adverse effect on the Group’s consolidated business, financial position, cash flows or results of operations taken as a whole except the following:

A contingency provision of nil and RMB3,507 (US$494) was accounted as of June 30, 2024 and December 31, 2023, respectively. Youpin Automobile Service Group Co. Ltd. (“Youpin”) was a party to a lawsuit commenced by Anhui Juhu Menchuang Technologies Company Limited (“Anhui Juhu”), in which Youpin was requested to pay the rent for an office of RMB2,000, interest payable of RMB345 and a penalty for breach of contract of RMB900, resulting from the early termination of the lease contract. Youpin lost the first trial on April 20, 2023. On July 29, 2024, both parties reached a settlement and confirmed that Youpin owed a total of RMB2.0 million. Youpin paid RMB850 (US$117) on July 29, 2024, and RMB150 (US$21) on August 15, 2024. The Company is required to pay RMB1,000 (US$138) before December 31,2024. The amounts excused are disclosed in Note 14. ACCRUED EXPENSES AND OTHER LIABILITIES as “Litigation and settlement”.

Youpin was sued by Shanghai Moxin Cultural Media Co., Ltd who claimed that Youpin did not pay for the operating expenses of RMB260 (US$37) on December 4, 2023. On January 23 ,2024, Youpin and Shanghai Moxin Cultural Media Co., Ltd entered into a settlement agreement, pursuant to which Youpin agreed to pay RMB260 (US$37) to Shanghai Moxin Cultural Media Co., Ltd.. As of June 30, 2024, Youpin has repaid RMB219 (US$30) to Shanghai Moxin Cultural Media Co., Ltd and the remaining funds will be paid before December 31, 2024.

As of June 30, 2024, Youpin Shandong had an income tax provision of RMB2,582 (US$355) which was accrued in 2021. The Company expects to reverse this income tax provision before December 31, 2024, as it is predicted that Youpin Shandong will incur a net loss.

Guarantees

Youguan Financial Leasing provides guarantees for the following loans totaling RMB6,895 (US$949) made by commercial banks in China with four customers from August 2021 to November 2021: two five-year loan agreements, one three-year loan agreement and one four-year loan agreement. As of June 30, 2024, the aggregate balance outstanding of these loans was RMB2,896 (US$399). As of the date of this report, all these loans are being repaid according to the payment schedules of the loans by these four customers.